BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2014
App Builder [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]	The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:
Net liabilities	$(3,248)
Intangible assets	7,251
Goodwill	8,702

Net assets acquired	$12,705

Comm It Group [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarize the fair value of the assets and liabilities acquired:

	As reported
	on December
	31, 2012	Adjustment	Modified

Net assets	$1,219	$14	$1,233
Non-controlling interest	(1,880)	130	(1,750)
Intangible assets	3,873	397	4,270
Goodwill	5,809	439	6,248
Deferred tax liability, net	-	(1,068)	(1,068)

Net assets acquired	$9,021	$(88)	$8,933

Pilat Europe Limited Ltd and Pilat North America Inc [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]	The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:
Net assets	$490
Intangible assets	715

Total assets acquired	$1,205

Valinor Ltd [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net assets	$119
Intangible assets	464
Goodwill	1,035

Total assets acquired	$1,618

Dario solutions IT Ltd [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets	$371
Intangible assets	707
Goodwill	2,645

Total assets acquired	$3,723

Allstates Technical Services, LLC [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets	$3,063
Intangible assets	2,874
Goodwill	5,026

Total assets acquired	$10,963

Formula Telecom Solutions Ltd [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets	$(57)
Intangible assets	2,951
Goodwill	2,906

Total assets acquired	$5,800